INCOME TAXES	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
INCOME TAXES

NOTE 10. INCOME TAX

The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax asset
Net operating loss carryforward	$13,427
Organizational costs/startup expenses	41,833
Total deferred tax assets	55,260
Valuation allowance	(55,260)
Deferred tax asset, net of allowance	$—

The income tax provision (benefit) consists of the following for the period June 10, 2020 (inception) through December 31, 2020:

Federal
Current	$—
Deferred	(55,260)
State
Current	$—
Deferred	—
Change in valuation allowance	55,260
Income tax provision	$—

As of December 31, 2020, the Company had $63,937 of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from June 10, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $55,260.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(19.5)%
Change in valuation allowance	(1.5)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.

Q S I Operations Inc
INCOME TAXES

10. INCOME TAXES

Income taxes for the three months ended March 31, 2021 and 2020 are recorded at the Company’s estimated annual effective income tax rate, subject to adjustments for discrete events, should they occur. The Company’s estimated annual effective tax rate was 0.0% for the three months ended March 31, 2021 and 2020. The primary reconciling items between the federal statutory rate of 21.0% for these periods and the Company’s overall effective tax rate of 0.0% were related to the effects of deferred state income taxes, nondeductible stock-based compensation, research and development credits, and the valuation allowance recorded against the full amount of its net deferred tax assets.

A valuation allowance is required when it is more likely than not that some portion or all of the Company’s deferred tax assets will not be realized. The realization of deferred tax assets depends on the generation of sufficient future taxable income during the period in which the Company’s related temporary differences become deductible. The Company has recorded a full valuation allowance against its net deferred tax assets as of March 31, 2021 and 2020 since management believes that based on the earnings history of the Company, it is more likely than not that the benefits of these assets will not be realized.

11.   INCOME TAXES

On March 27, 2020, the CARES Act was enacted which included provisions related to net operating loss (“NOL”) carryovers and carrybacks. The CARES Act amended the NOL carryback rules by allowing NOLs arising in tax years beginning after December 31, 2017 and before January 1, 2021 to be carried back to each of the 5 years preceding the year of the loss to generate a refund of previously paid income taxes. In addition, the CARES Act temporarily removed the 80% limitation under which NOLs generated post‑2017 could be used to offset no more than 80% of taxable income, and allows for full use of such NOLs for tax years before January 1, 2021. The Company has evaluated the relevant provisions of the CARES Act and has determined that it does not expect to recognize any benefit related to these provisions due to its net operating losses in the current year and all prior years. Therefore, there are no income tax effects to be recognized in the financial statements for the year ended December 31, 2020.

Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	As of December 31
	2020	2019
Gross deferred tax assets (liabilities):
Net operating loss carryforwards	$42,589	$33,333
Tax credit carryforwards	7,178	5,707
Fixed assets	(161)	(152)
Non-deductible stock-based compensation	1,586	1,377
Other	182	176
Total Deferred tax assets	$51,374	$40,441
Valuation allowance	(51,374)	(40,441)
Net deferred tax assets (liabilities)	$—	$—

The effective tax rate for the Company for the years ended December 31, 2020 and 2019 was zero percent. A reconciliation of the income tax expense at the federal statutory tax rate to the Company’s effective income tax rate follows:

	Years Ended December 31
	2020	2019
Statutory Tax Rate	21.00%	21.00%
State taxes, net of federal benefit	6.70	6.50
Federal research and development credit	3.00	2.00
Non-deductible stock-based compensation	(0.70)	(0.90)
Return to provision – permanent items	(0.30)	—
Other	0.20	0.40
Valuation allowance	(29.90)	(29.00)
Effective Tax Rate	0.00%	0.00%

The Company’s effective tax rate for December 31, 2020 differs from the federal statutory tax rate of 21% mainly due to the effect of deferred state income tax benefits resulting from state net operating loss carryforwards and the tax benefits related to research and development tax credits. These benefits to the effective tax rate are fully offset by the increase in the Company’s valuation allowance from the prior year.

The Company has established a full valuation allowance against its net deferred tax asset due to the uncertainty of the Company’s ability to generate sufficient taxable income to realize the deferred tax asset, and therefore has not recognized any benefits from the net operating losses, tax credits and other deferred tax assets. The Company’s valuation allowance increased $10,933 and $10,352 for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, the Company had the following tax net operating loss carryforwards available to reduce future federal and Connecticut taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

		Expire
	Amount	Through
Tax net operating loss carryforwards:
Federal (pre-2018 NOLs)	$65,494	2037
Federal (post-2017 NOLs)	92,737	—
Connecticut	157,980	2040
Tax credit carryforwards:
Federal research and development	5,601	2040
Connecticut research and development	1,969	—
Connecticut other	58	2025

Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change net operating loss and tax credit carryforwards to offset its post-change income and tax liabilities may be limited. Generally, an ownership change occurs when certain shareholders increase their aggregated ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years). The Company commenced a Section 382 analysis to determine whether an ownership change has occurred. Based on its preliminary analysis, the Company believes that it did not experience an ownership change during the period of its inception of June 24, 2013 through December 31, 2020 and its net operating loss and tax credit carryforwards as of December 31, 2020 are not subject to a Section 382 limitation. If  future equity offerings or acquisitions that have an equity component of the purchase price result in an ownership change, a Section 382 limitation could be imposed. Any limitation may result in the expiration of a portion of the federal net operating loss or research and development credit carryforwards before utilization, which would reduce the Company’s gross deferred tax assets and corresponding valuation allowance.

The Company has adopted the accounting guidance within ASC Topic 740 on uncertainties in income taxes. ASC Topic 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2020 and 2019, the Company did not have any unrecognized tax benefits. To the extent penalties and interest would be assessed on any underpayment of income tax, the Company’s policy is that such amounts would be accrued and classified as a component of income tax expense in the financial statements. To date, the Company has not recorded any such interest or penalties.

The Company’s primary income tax jurisdictions are the United States and the state of Connecticut. As a result of the Company’s net operating loss carryforwards, the Company’s federal and Connecticut statutes of limitations generally remain open for all tax years until its net operating loss and tax credit carryforwards are utilized or expire prior to utilization. The Company does not currently have any federal or Connecticut income tax examinations in progress.

Additionally, as a result of legislation in the state of Connecticut, companies have the opportunity to exchange certain research and development tax credit carryforwards for a cash payment of 65% of the research and development tax credit. The research and development expenses that qualify for Connecticut credits are limited to those costs incurred within Connecticut. The Company has elected to participate in the exchange program and, as a result, has recognized net benefits of $182 and $368 for the year ended December 31, 2020 and 2019, respectively, which is included in research and development expenses in the accompanying statements of operations and comprehensive loss. As of December 31, 2020 and 2019, the Company has recorded $550 and $368 of the research and development tax credit receivables in Prepaid expenses and other current assets, respectively.